Segment Reporting Segment Reporting - Reconciliation of Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative expenses									$ (133.4)	$ (133.3)	$ (124.8)
Depreciation and amortization									(172.6)	(139.7)	(107.7)
Government, class action, and related settlements									0.0	(7.5)	1.7
Professional fees - accounting, tax, and legal									(1.9)	(3.0)	(9.3)
Loss on early extinguishment of debt									(7.4)	(22.4)	(13.2)
Gain on consolidation of former equity method hospital									0.0	0.0	27.2
Net income attributable to noncontrolling interests	$ 16.8	$ 16.4	$ 18.6	$ 18.7	$ 18.8	$ 17.1	$ 17.3	$ 16.5	70.5	69.7	59.7
Income from continuing operations before income tax expense									482.0	395.6	386.9
Inpatient Rehabilitation Hospital and Home Health and Hospice [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment Adjusted EBITDA									899.6	774.1	669.2
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative expenses									(133.4)	(133.3)	(124.8)
Depreciation and amortization									(172.6)	(139.7)	(107.7)
Loss on disposal or impairment of assets									(0.7)	(2.6)	(6.7)
Government, class action, and related settlements									0.0	(7.5)	1.7
Professional fees - accounting, tax, and legal									(1.9)	(3.0)	(9.3)
Loss on early extinguishment of debt									(7.4)	(22.4)	(13.2)
Interest expense and amortization of debt discounts and fees									(172.1)	(142.9)	(109.2)
Gain on consolidation of former equity method hospital									0.0	0.0	27.2
Net income attributable to noncontrolling interests									70.5	69.7	59.7
Gain related to SCA equity interest									$ 0.0	$ 3.2	$ 0.0